ADVANCE TO SELLERS - Movement of allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of allowance for doubtful accounts/provision for credit losses
Beginning balance	¥ 0	¥ 0
Cumulative effect of adopting ASU 2016-13	(31,577)
Addition	(65,659)	1,411	¥ 19,703	¥ 1,604
Write-off	95,548
Ending balance	¥ 1,688	¥ 0	¥ 0